As filed with the Securities and Exchange Commission on May 7, 2020

1933 Act Registration No. 333-235909

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933

☐    Pre-Effective Amendment No.                     ☒    Post-Effective Amendment No. 1

(Check appropriate box or boxes)

HC Capital Trust

(Exact Name of Registrant as Specified in Charter)

Five Tower Bridge, 300 Barr Harbor, 5th Floor

West Conshohocken, PA    19428-2970

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code:

610-828-7200

Copies of communications to:

Michael P. O’Hare, Partner Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018	(With Copy To): Marguerite C. Bateman, Shareholder Vedder Price P.C. 1401 I Street NW Suite 1100 Washington, DC 20005

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that the filing will go effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933.

No filing fee is due because an indefinite number of shares has been deemed to be registered in reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

Parts A and B of this Amendment are incorporated by reference to the electronic filing made on January 14, 2020 under Accession number 0001193125-20-007137.

PART C: OTHER INFORMATION

Item 15. Indemnification

Reference is made to Article VII of the Trust’s Amended and Restated and Declaration of Trust and to Article VI of the Trust’s By-Laws, which are incorporated herein by reference. Pursuant to Rule 484 under the Securities Act of 1933 (the “Act”), as amended, the Trust furnishes the following undertaking:

Insofar as indemnification for liabilities arising under the Act may be permitted to trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits

1.	Charter

(a)

Certificate of Trust filed on December 15, 1994 with the Secretary of State of Delaware (Incorporated herein by reference to Exhibit (a)(1) of Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on January 2, 1998).

(b)

Amended and Restated Declaration and Agreement of Trust (as amended March 8, 2010) (Incorporated herein by reference to Exhibit (a)(3) of Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on March 12, 2010).

2.	By-Laws

Amended Bylaws of the Trust (as amended November 9, 1995, July 15, 1999, April 14, 2000, December 10, 2008, March 8, 2010, February 1, 2017 and March 26, 2019). (Incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 88 filed with the Securities and Exchange Commission on August 27, 2019.)

3.	Voting Trust Agreement affecting more than 5% of any class of equity securities of Registrant: Not applicable.

4.	Form of Plan of Reorganization attached as Exhibit A to the Prospectus/Proxy Statement and incorporated herein by reference.

5.	Instruments defining right of security holders. (All relevant provisions included in Exhibit (1), as referenced above.)

6.	Investment Advisory Contracts.

(a)(i)

Amended and Restated Investment Advisory Agreement dated March 10, 2015 between the Trust and HC Capital Solutions (a division of, Hirtle, Callaghan & Co, LLC) related to The Value Equity Portfolio, The Growth Equity Portfolio, The Small Capitalization – Mid

Capitalization Equity Portfolio, The International Equity Portfolio, The Short-Term Municipal Bond Portfolio, The Intermediate-Term Municipal Bond Portfolio, The Core Fixed Income Portfolio and The Fixed Income Opportunity Portfolio. (Incorporated herein by reference to Exhibit (d)(1)(g) of Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on April 17, 2015.)

(a)(ii)

Amended and Restated Investment Advisory Agreement dated March 10, 2015 between the Trust and HC Capital Solutions (a division of, Hirtle, Callaghan & Co, LLC) related to The Institutional Value Equity Portfolio, The Institutional Growth Equity Portfolio, The Institutional Small Capitalization – Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio, The Commodity Related Securities Portfolio, The Intermediate Term Municipal Bond II Portfolio, The U.S. Government Fixed Income Securities Portfolio , The U.S. Corporate Fixed Income Securities Portfolio , The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio , The Inflation Protected Securities Portfolio and The ESG Growth Portfolio. (Incorporated herein by reference to Exhibit (d)(1)(h) of Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on April 17, 2015.).

(a)(iii)

Appendix A dated December 15, 2015 to the Amended and Restated Investment Advisory Agreement between the Trust and HC Capital Solutions (a division of, Hirtle, Callaghan & Co, LLC) related to The Institutional Value Equity Portfolio, The Institutional Growth Equity Portfolio, The Institutional Small Capitalization – Mid Capitalization Equity Portfolio, The Real Estate Securities Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio, The Commodity Related Securities Portfolio, The Intermediate Term Municipal Bond II Portfolio, The U.S. Government Fixed Income Securities Portfolio , The U.S. Corporate Fixed Income Securities Portfolio , The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio, The Inflation Protected Securities Portfolio, The ESG Growth Portfolio and The Catholic SRI Growth Portfolio. (Incorporated by reference to Exhibit (d)(1)(i) of Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on August 29, 2016.)

(b)(i)

Portfolio Management Agreement, dated June 30, 2008, between the Trust and Jennison Associates LLC related to The Institutional Growth Equity Portfolio. (Incorporated by reference to Exhibit (d)(24) of Post-Effective Amendment No. 40 filed with the Securities and Exchange Commission on September 4, 2008.)

(b)(ii)

Amendment 1, dated April 30, 2012, to the Portfolio Management Agreement dated June 30, 2008, between the Trust and Jennison Associates LLC related to The Institutional Growth Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(18)(a) of Post-Effective Amendment No. 60 filed with the Securities and Exchange Commission on August 29, 2012.)

(c)(i)

Portfolio Management Agreement, dated December 23, 2008, between the Trust and Pacific Investment Management Company LLC with respect to The Institutional Growth Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(38) of Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on August 31, 2009.)

(c)(ii)

Portfolio Management Agreement, dated December 12, 2018, between the Trust and Pacific Investment Management Company LLC with respect to The Institutional Growth Equity Portfolio (RAFI DMF). (Incorporated by reference to Exhibit (d)(13)(b) of Post-Effective Amendment No. 88 filed with the Securities and Exchange Commission on August 27, 2019.)

(d)(i)

Portfolio Management Agreement, dated August 2, 2013, between the Trust and Mellon Capital Management Corporation related to The Institutional Growth Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(62) of Post-Effective Amendment No. 63 filed with the Securities and Exchange Commission on August 30, 2013.)

(d)(ii)

Amendment No. 1, dated December 12, 2018, to the Portfolio Management Agreement dated August 2, 2013 between the Trust and BNY Mellon Asset Management North America Corporation (f/k/a Mellon Capital Management Corporation), related to The Institutional Growth Equity Portfolio. (Incorporated by reference to Exhibit (d)(31)(b) of Post-Effective Amendment No. 88 filed with the Securities and Exchange Commission on August 27, 2019.)

(e)

Portfolio Management Agreement, dated June 30, 2016, between the Trust and Cadence Capital Management LLC related to The Institutional Growth Equity Portfolio. (Incorporated by reference to Exhibit (d)(59c)() of Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on August 29, 2016.)

(f)(i)

Portfolio Management Agreement, dated July 18, 2014, between the Trust and Parametric Portfolio Associates, LLC related to The Institutional Growth Equity Portfolio (Defensive). (Incorporated by reference to Exhibit (d)(78) of Post-Effective Amendment No. 70 filed with the Securities and Exchange Commission on October 29, 2014.)

(f)(ii)

Amendment dated March 19, 2015, to the Portfolio Management Agreement dated July 18, 2014, between the Trust and Parametric Portfolio Associates, LLC related to The Institutional Growth Equity Portfolio (Defensive). (Incorporated herein by reference to Exhibit (d)(78)(b) of Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on April 17, 2015.)

(g)

Portfolio Management Agreement, dated June 14, 2016, between the Trust and Parametric Portfolio Associates, LLC related to The Institutional Growth Equity Portfolio (Targeted). (Incorporated by reference to Exhibit (d)(102) of Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on August 29, 2016.)

(h)

Amendment (Fee), dated March 19, 2015, to the Portfolio Management Agreement dated July 18, 2014, between the Trust and Parametric Portfolio Associates, LLC related to The Institutional Growth Equity Portfolio (Liquidity). (Incorporated herein by reference to Exhibit (d)(78)(c) of Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on April 17, 2015.)

(i)

Form of Portfolio Management Agreement between the Trust and Frontier Capital Management Company, LLC related to The Institutional U.S. Equity Portfolio. (Previously filed on Form N-14 of Registrant as filed with the Securities and Exchange Commission on January 14, 2020. and Incorporated herein by reference thereto)

(j)

Form of Portfolio Management Agreement between the Trust and Echo Street Capital Management LLC related to The Institutional U.S. Equity Portfolio. (Previously filed on Form N-14 of Registrant as filed with the Securities and Exchange Commission on January 14, 2020. and Incorporated herein by reference thereto)

(k)

Form of Portfolio Management Agreement between the Trust and Wellington Management Company LLP related to The Institutional U.S. Equity Portfolio. (Previously filed on Form N-14 of Registrant as filed with the Securities and Exchange Commission on January 14, 2020. and Incorporated herein by reference thereto)

(l)

Portfolio Management Agreement, dated December 23, 2008, between the Trust and Pacific Investment Management Company LLC with respect to The Institutional Value Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(37) of Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on August 31, 2009.)

(m)

Portfolio Management Agreement, dated December 12, 2018, between the Trust and Pacific Investment Management Company LLC with respect to The Institutional Value Equity Portfolio (RAFI DMF). (Incorporated by reference to Exhibit (d)(12)(b) of Post-Effective Amendment No. 88 filed with the Securities and Exchange Commission on August 27, 2019.)

(n)(i)

Portfolio Management Agreement, dated August 2, 2013, between the Trust and Mellon Capital Management Corporation related to The Institutional Value Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(70) of Post-Effective Amendment No. 63 filed with the Securities and Exchange Commission on August 30, 2013.)

(n)(ii)

Amendment No. 1, dated December 12, 2018, to the Portfolio Management Agreement dated August 2, 2013 between the Trust and BNY Mellon Asset Management North America Corporation (f/k/a/ Mellon Capital Management Corporation), related to The Institutional Value Equity Portfolio. (Incorporated by reference to Exhibit (d)(39)(b) of Post-Effective Amendment No. 88 filed with the Securities and Exchange Commission on August 27, 2019.)

(o)

Portfolio Management Agreement, dated June 30, 2016, between the Trust and Cadence Capital Management LLC related to The Institutional Value Equity Portfolio. (Incorporated by reference to Exhibit (d)(57)(c) of Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on August 29, 2016.)

(p)(i)

Portfolio Management Agreement, dated July 18, 2014, between the Trust and Parametric Portfolio Associates, LLC related to The Institutional Value Equity Portfolio (Defensive). (Incorporated by reference to Exhibit (d)(76) of Post-Effective Amendment No. 70 filed with the Securities and Exchange Commission on October 29, 2014.)

(p)(ii)

Amendment (Fee), dated March 19, 2015, to the Portfolio Management Agreement dated July 18, 2014, between the Trust and Parametric Portfolio Associates, LLC related to The Institutional Value Equity Portfolio (Defensive). (Incorporated herein by reference to Exhibit (d)(76)(c) of Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on April 17, 2015.)

(q)

Portfolio Management Agreement, dated June 14, 2016, between the Trust and Parametric Portfolio Associates, LLC related to The Institutional Value Equity Portfolio (Targeted). (Incorporated by reference to Exhibit (d)(100) of Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on August 29, 2016.)

(r)

Portfolio Management Agreement, dated March 19, 2015, between the Trust and Parametric Portfolio Associates, LLC related to The Institutional Value Equity Portfolio (Liquidity). (Incorporated herein by reference to Exhibit (d)(76)(b) of Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on April 17, 2015.)

(s)(i)

Portfolio Management Agreement, dated June 30, 2008, between the Trust and Frontier Capital Management Company LLC related to The Institutional Small Capitalization – Mid Capitalization Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(27) of Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 15, 2008.)

(s)(ii)

Second Amendment, dated March 11, 2015, to the Portfolio Management Agreement dated December 16, 1999 and first amended on September 1, 2003, between the Trust and Frontier Capital Management LLC related to The Institutional Small Capitalization – Mid Capitalization Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(14)(b) of Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on April 17, 2015.)

(t)(i)

Portfolio Management Agreement, dated August 2, 2013, between the Trust and Mellon Capital Management Corporation related to The Institutional Small Capitalization – Mid Capitalization Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(68) of Post-Effective Amendment No. 63 filed with the Securities and Exchange Commission on August 30, 2013.)

(t)(ii)

Amendment No. 1, dated December 12, 2018, to the Portfolio Management Agreement dated August 2, 2013 between the Trust and BNY Mellon Asset Management North America Corporation (f/k/a Mellon Capital Management Corporation), related to The Institutional Small Capitalization - Mid Capitalization Equity Portfolio. (Incorporated by reference to Exhibit (d)(37)(b) of Post-Effective Amendment No. 88 filed with the Securities and Exchange Commission on August 27, 2019.)

(u)

Portfolio Management Agreement, dated August 8, 2014, between the Trust and Cadence Capital Management LLC related to The Institutional Small Capitalization – Mid Capitalization Equity Portfolio. (Incorporated by reference to Exhibit (d)(61)(c) of Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on August 29, 2016.)

(v)

Portfolio Management Agreement, dated March 19, 2015, between the Trust and Parametric Portfolio Associates LLC related to The Institutional Small Capitalization - Mid Capitalization Equity Portfolio (Liquidity). (Incorporated herein by reference to Exhibit (d)(88) of Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on April 17, 2015.)

(w)

Portfolio Management Agreement, dated June 14, 2016, between the Trust and Parametric Portfolio Associates, LLC related to The Institutional Small Capitalization - Mid Capitalization Equity Portfolio. (Targeted) (Incorporated by reference to Exhibit (d)(104) of Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on August 29, 2016.)

(x)

Portfolio Management Agreement, dated January 7, 2009, between the Trust and Wellington Management Company LLP related to The Real Estate Securities Portfolio. (Incorporated herein by reference to Exhibit (d)(34) of Post-Effective Amendment No. 44 filed with the Securities and Exchange Commission on October 14, 2009.)

(y)

Portfolio Management Agreement, dated August 2, 2013, between the Trust and Mellon Capital Management Corporation related to The Real Estate Securities Portfolio. (Incorporated herein by reference to Exhibit (d)(71) of Post-Effective Amendment No. 63 filed with the Securities and Exchange Commission on August 30, 2013.)

(z)

Portfolio Management Agreement, dated August 8, 2014, between the Trust and Cadence Capital Management LLC related to The Real Estate Securities Portfolio. (Incorporated by reference to Exhibit (d)(62)(c) of Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on August 29, 2016.)

(aa)

Portfolio Management Agreement, dated March 19, 2015, between the Trust and Parametric Portfolio Associates LLC related to The Real Estate Securities Portfolio (Liquidity). (Incorporated herein by reference to Exhibit (d)(89) of Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on April 17, 2015.)

(bb)

Portfolio Management Agreement, dated June 14, 2016, between the Trust and Parametric Portfolio Associates, LLC related to The Real Estate Securities Portfolio (Targeted). (Incorporated by reference to Exhibit (d)(105) of Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on August 29, 2016.)

7.              Distribution Agreement.

Distribution Agreement, dated December 31, 2019, between the Trust and Unified Financial Securities, LLC. (Previously filed on Form N-14 of Registrant as filed with the Securities and Exchange Commission on January 14, 2020. and Incorporated herein by reference thereto)

8.	Bonus or Profit Sharing Contracts: Not applicable.

9.	Custodian Agreement.

(a)(i)

Custodian Agreement, dated February, 2006 between State Street Bank and Trust Company and the Trust. (Incorporated herein by reference to Exhibit (g)(a) of Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on October 31, 2006.)

(a)(ii)

Revised Schedule D, dated December 15, 2015, to the Custodian Agreement dated February, 2006, between State Street Bank and Trust Company and the Trust. (Incorporated by reference to Exhibit (g)(1)(c) of Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on August 29, 2016.)

(b)

Foreign Custody Manager Delegation Agreement dated July 2, 2001, between Bankers Trust Company and the Trust. (Incorporated herein by reference to Exhibit (g)(b) of Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on August 31, 2001.)

(c)(i)

Global Securities Lending Agency Agreement, dated May 30, 2014, between Citibank, N.A. and the Trust. (Incorporated by reference to Exhibit (g)(1)(d) of Post-Effective Amendment No. 70 filed with the Securities and Exchange Commission on October 29, 2014.)

(c)(ii)

Exhibit A, dated February 12, 2019, to the Global Securities Lending Agency Agreement, dated May 30, 2014, between Citibank, N.A. and the Trust. (Incorporated by reference to Exhibit (g)(3)(b) of Post-Effective Amendment No. 88 filed with the Securities and Exchange Commission on August 27, 2019.)

(c)(iii)

First Amendment, dated July 29, 2015, to the Global Securities Lending Agency Agreement dated May 30, 2014, between Citibank, N.A. and the Trust. (Incorporated by reference to Exhibit (g)(3)(c) of Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on August 29, 2016.)

(c)(iv)

Second Amendment, dated August 15, 2017, to the Global Securities Lending Agency Agreement dated May 30, 2014, between Citibank, N.A. and the Trust. (Incorporated by reference to Exhibit (g)(3)(d) of Post-Effective Amendment No. 85 filed with the Securities and Exchange Commission on August 28, 2018.).

(c)(v)

Third Amendment, dated March 27, 2018, to the Global Securities Lending Agency Agreement dated May 30, 2014, between Citibank, N.A. and the Trust. (Incorporated by reference to Exhibit (g)(3)(e) of Post-Effective Amendment No. 85 filed with the Securities and Exchange Commission on August 28, 2018.).

10.	Rule 12b-1 Plans and Rule 18f-3 Plans.

(a)

Rule 12b-1 plan adopted December 10, 2009, revised March 8, 2010. (Incorporated herein by reference to Exhibit (m) of Post-Effective Amendment No.  54 filed with the Securities and Exchange Commission on August 27, 2010.)

(b)

Plan pursuant to Rule 18f-3 adopted December 10, 2009, revised March 8, 2010. (Incorporated herein by reference to Exhibit (n) of Post-Effective Amendment No. 54 filed with the Securities and Exchange Commission on August 27, 2010.)

11.

Opinion and Consent of Counsel that shares will be validly issued, fully paid and non-assessable: (Previously filed on Form N-14 of Registrant as filed with the Securities and Exchange Commission on January 14, 2020. and Incorporated herein by reference thereto)

12.	Opinion of Counsel with respect to tax consequences: Filed herewith as Exhibit 12.

13.	Other Material Contracts.

(a)(i)

Letter Agreement (a/k/a Compliance Services Agreement) between the Trust and Alaric Compliance Services LLC dated December 18, 2008. (Incorporated herein by reference to Exhibit (h)(6) of Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on August 31, 2009.)

(a)(ii)

Amendment, dated January 1, 2010, to Letter Agreement (a/k/a Compliance Services Agreement) dated December 18, 2008,, between the Trust and Alaric Compliance Services LLC. (Incorporated by reference to Exhibit (h)(1)(b) of Post-Effective Amendment No. 81 filed with the Securities and Exchange Commission on October 28, 2016.)

(a)(iii)

Second Amendment, dated December 31, 2014, to Letter Agreement (a/k/a Compliance Services Agreement) dated December 18, 2008 between the Trust and Alaric Compliance Services, LLC. (Incorporated herein by reference to Exhibit (h)(4)(c) of Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on April 17, 2015.)

(a)(iv)

Third Amendment, dated December 15, 2015, to Letter Agreement (a/k/a Compliance Services Agreement) dated December 18, 2008 between the Trust and Alaric Compliance Services LLC. (Incorporated by reference to Exhibit (h)(1)(d) of Post-Effective Amendment No. 81 filed with the Securities and Exchange Commission on October 28, 2016.)

(a)(v)

Fourth Amendment, dated January 1, 2018, to Letter Agreement (a/k/a Compliance Services Agreement) dated December 18, 2008, between the Trust and Alaric Compliance Services LLC. (Incorporated by reference to Exhibit (h)(1)(e) of Post-Effective Amendment No. 85 filed with the Securities and Exchange Commission on August 28, 2018.)

(b)(i)

Services Agreement, dated June 11, 2014, between the Trust and Citi Fund Services Ohio, Inc. (Incorporated by reference to Exhibit (h)(5) of Post-Effective Amendment No. 75 filed with the Securities and Exchange Commission on August 28, 2015.)

(b)(ii)

Amendment, dated March 31, 2015, to Services Agreement between the Trust and Citi Fund Services Ohio, Inc. dated June 11, 2014. (Incorporated herein by reference to Exhibit (h)(6) of Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on April 17, 2015.)

(b)(iii)

Revised Schedule 5, dated December 15, 2015, to the Services Agreement dated June 11, 2014, between the Trust and Citi Fund Services Ohio, Inc. (Incorporated by reference to Exhibit (h)(5)(c) of Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on August 29, 2016.)

(b)(iv)

Amendment, dated March 13, 2018, to Services Agreement between the Trust and Citi Fund Services Ohio, Inc. dated June 11, 2014. (Incorporated by reference to Exhibit (h)(2)(d) of Post-Effective Amendment No. 85 filed with the Securities and Exchange Commission on August 28, 2018.)

(b)(v)

Amendment, dated March 26, 2019, to Services Agreement between the Trust and Citi Fund Services Ohio, Inc. dated June 11, 2014. (Incorporated by reference to Exhibit (h)(2)(e) of Post-Effective Amendment No. 88 filed with the Securities and Exchange Commission on August 27, 2019.)

(c)(i)

Transfer Agency Services Agreement, dated March 27, 2015, between the Trust and Citi Fund Services Ohio, Inc. (Incorporated herein by reference to Exhibit (h)(7) of Post-Effective Amendment No. 72 filed with the Securities and Exchange Commission on April 17, 2015.)

(c)(ii)

Revised Schedule 5, dated December 15, 2015, to the Transfer Agency Services Agreement dated March 27, 2015, between the Trust and Citi Fund Services Ohio, Inc. (Incorporated by reference to Exhibit (h)(6)(b) of Post-Effective Amendment No. 80 filed with the Securities and Exchange Commission on August 29, 2016.)

(c)(iii)

Amendment, dated December 6, 2016, to the Transfer Agency Services Agreement dated March 27, 2015, between the Trust and FIS Investor Services LLC. (Incorporated herein by reference to Exhibit (h)(3)(c) of Post-Effective Amendment No. 83 filed with the Securities and Exchange Commission on August 28, 2017.)

(d)

Adoption Agreement, dated January 31, 2018, between the Trust and BNY Mellon Asset Management North America Corporation. (Incorporated by reference to Exhibit (h)(4) of Post-Effective Amendment No. 85 filed with the Securities and Exchange Commission on August 28, 2018.)

(e)

Sub-Advisory Agreement, dated December  12, 2018, between Pacific Investment Management Company LLC and Parametric Portfolio Associates LLC. (Incorporated by reference to Exhibit (h)(5) of Post-Effective Amendment No. 88 filed with the Securities and Exchange Commission on August  27, 2019.)

(f)

Index License Agreement, dated February 26, 2019, between the Trust and RAFI Indices, LLC. (Incorporated by reference to Exhibit (h)(6) of Post-Effective Amendment No. 88 filed with the Securities and Exchange Commission on August 27, 2019.)

14.

Consents of Independent Registered Public Accounting Firm: (Previously filed on Form N-14 of Registrant as filed with the Securities and Exchange Commission on January 14, 2020. and Incorporated herein by reference thereto)

15.	Omitted Financial Statements: Not applicable.

16.	Powers of Attorney: Filed herewith as Exhibit No. (16).

17.	Additional Exhibits.

Item 17. Undertakings:

(i)

The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(ii)

The undersigned Registrant agrees that every prospectus that is filed under paragraph 1 above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

Exhibit List

(12)	Opinion of Counsel with respect to tax consequences

(16)	Powers of Attorney:

SIGNATURES

As required by the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this post-effective amendment to its Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933, as amended and has duly caused this Registration Statement to be signed on its behalf by the undersigned, in the City of West Conshohocken and Commonwealth of Pennsylvania, on the 7th day of May, 2020.

HC Capital Trust

*
Geoffrey A. Trzepacz
President and Chief Executive Officer

As required by the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the 7th day of May, 2020.

*	Trustee	May 7, 2020
John M. Dyer

*	Trustee	May 7, 2020
Jarrett Burt Kling

*	Trustee	May 7, 2020
Geoffrey A. Trzepacz

*	Trustee	May 7, 2020
R. Richard Williams

*	Trustee	May 7, 2020
Richard W. Wortham, III

*By:	/s/ Colette Bergman
Colette Bergman
As Attorney-in-fact and Treasurer
May 7, 2020